Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 706,224	$ 3,794,734
Accounts receivable, net	239,423	337,440
Inventory	404,970	106,403
Prepaid expenses and other current assets	128,547	236,665
Total Current Assets	1,479,164	4,475,242
Property and equipment, net	212,545	102,939
Intangible assets	230,084	2,432,841
Goodwill	46,460	1,374,835
Deposits and other assets	797,231	718,951
Minority investment in businesses		50,000
Operating lease right of use asset	2,054,265	18,451
Total Assets	4,819,749	9,173,259
Current Liabilities
Accounts payable and accrued liabilities	7,565,720	3,730,540
Convertible Notes, net of debt discount and issuance costs	5,369,599	159,193
Current portion of operating lease payable	326,908	18,451
Note payable, net of debt discount and issuance costs	1,645,680	1,278,672
Deferred revenue	299,409	234,159
Total Current Liabilities	15,207,316	5,421,015
Non-current Liabilities:
Note payable	38,014	63,992
Operating lease payable	2,077,618
Total Non-current Liabilities	2,115,632	63,992
Total Liabilities	17,322,948	5,485,007
Commitments and contingencies
Stockholders’ Equity (Deficit)
Preferred stock
Common stock par value $0.001: 100,000,000 shares authorized; 39,062,386 issued and 38,969,013 outstanding as of December 31, 2022 and 16,691,170 issued and 16,685,513 outstanding as of December 31, 2021	39,062	16,691
Additional paid in capital	134,570,600	111,563,618
Less: Treasury stock, 93,373 and 5,657 shares, respectively	(78,456)	(62,406)
Accumulated deficit	(146,142,373)	(109,632,574)
Accumulated other comprehensive income	(140,183)	(78,272)
Total Creatd, Inc. Stockholders’ Equity	(11,751,350)	1,807,057
Non-controlling interest in consolidated subsidiaries	(751,849)	1,881,195
Total Stockholders' Deficit	(12,503,199)	3,688,252
Total Liabilities and Stockholders’ Equity (Deficit)	4,819,749	9,173,259
Series E Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock